Note 10 - Employee Benefit Plan (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Allocated Share-based Compensation Expense	$ 1,800,000	$ 1,300,000
Total Fair Value of Restricted Stock	$ 0	$ 200,000
S8 Registration Statement
Number of Shares Authorized	8,500,000
Growblox SciencesI nc 2007 Amended Stock Option Plan
Number of Shares Authorized	8,000,000